Acquisition of Customers (Details) - USD ($)			12 Months Ended
	Mar. 26, 2020	Apr. 01, 2019	Mar. 31, 2022	Mar. 31, 2021
Acquisition of Customers [Abstract]
Aacquired group cost			$ 1,900,000
Income entitlement rights		$ 59,000,000	$ 16,305,533	$ 14,648,473
Net surplus amount	$ 51,000,000